Nature of Operations and Summary of Significant Accounting Policies - Schedule of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Nature of Operations and Summary of Significant Accounting Policies
Raw materials	$ 5,746	$ 245
Work in progress	10,470	90
Finished goods	13,314	5,824
Total	$ 29,530	$ 6,159	$ 0